HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2014
HELD-TO-MATURITY SECURITIES [Abstract]
HELD-TO-MATURITY SECURITIES
5.	HELD-TO-MATURITY SECURITIES

The balance represents the Company's investments in debt securities with original maturities within one year that the Company has positive intent and ability to hold to maturity.